Quarterly Summary of Earnings (Tables)	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Summary of Earnings

Year ended December 31, (Amounts in millions, except per share data)	First [1,4]	Second [2]	Third [3,5]	Fourth [6]	Total
2020
Net trade sales	$1,045.5	$845.1	$1,207.6	$1,182.0	$4,280.2
Gross profit	220.7	146.6	269.7	267.1	904.1
Earnings before income taxes	58.6	2.3	129.8	137.2	327.9
Net earnings (loss)	44.1	(6.1)	107.1	108.0	253.1
(Earnings) attributable to noncontrolling interest, net of tax	—	—	(.1)	—	(.1)
Net earnings (loss) attributable to Leggett & Platt, Inc. common shareholders	$44.1	$(6.1)	$107.0	$108.0	$253.0
Net earnings (loss) per share attributable to Leggett & Platt, Inc. common shareholders
Basic	$.33	$(.05)	$.79	$.79	$1.86
Diluted	$.33	$(.05)	$.79	$.79	$1.86
2019
Net trade sales	$1,155.1	$1,213.2	$1,239.3	$1,144.9	$4,752.5
Gross profit	234.1	260.2	269.6	260.1	1,024.0
Earnings before income taxes	79.3	104.6	117.1	102.5	403.5
Net earnings	62.1	79.2	95.1	77.7	314.1
Loss (earnings) attributable to noncontrolling interest, net of tax	.1	(.1)	—	(.1)	(.1)
Net earnings attributable to Leggett & Platt, Inc. common shareholders	$62.2	$79.1	$95.1	$77.6	$314.0
Net earnings per share attributable to Leggett & Platt, Inc. common shareholders
Basic	$.46	$.59	$.71	$.57	$2.33
Diluted	$.46	$.59	$.70	$.57	$2.32

All items below are shown pretax.
[1]First quarter 2020 Net earnings include a charge of $8 for note impairment (Note H); $4 charge for stock write-off from a prior year divestiture (Note C)
[2]Second quarter 2020 Net earnings include a charge of $25 for goodwill impairment (Note C); $2 charge for restructuring (Note E); decreases from the impact of lower sales primarily from pandemic-related economic declines across most of our businesses (Note U).
[3]Third quarter 2020 Net earnings include a charge of $6 for restructuring (Note E)
[4]First quarter 2019 Net earnings include a charge of $6 for restructuring (Note E); $1 charge for transaction costs related to the ECS acquisition (Note R)
[5]Third quarter 2019 Net earnings include a charge of $2 for restructuring (Note E)
[6]Fourth quarter 2019 Net earnings include a charge of $3 for restructuring (Note E